License Fees, Net	12 Months Ended
Dec. 31, 2020
License Fees, Net
License Fees, Net

6. License Fees, Net

The table below provides a summary of the license fees as of December 31, 2020 and 2019, respectively:

	Weighted Average
	Remaining	Gross
	Amortization Period	Carrying	Accumulated
($ in thousands)	(years)	Amount	Amortization	Net
December 31, 2020	8.03	$13,225	$(3,475)	$9,750
December 31, 2019	8.82	$8,854	$(1,897)	$6,957

The Company recorded amortization expense on license fees of $1.6 million and $1.0 million for the years ended December 31, 2020 and 2019, respectively.

At December 31, 2020, estimated future amortization of license fees is as follows ($ in thousands):

($ in thousands)
Year ended December 31, 2021	$1,614
Year ended December 31, 2022	1,468
Year ended December 31, 2023	1,467
Year ended December 31, 2024	1,080
Year ended December 31, 2025	977
Thereafter	3,144
Total	$9,750